Investment Strategy	Dec. 01, 2025
ABR Dynamic Blend Equity & Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in securities and instruments, including derivatives, that provide exposure to the constituents of the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire (the “Index”). For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index, may be counted toward satisfaction of the 80% policy. The Fund employs a model-driven investment approach to determine an allocation among equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index), and cash (via cash instruments). The model-driven approach of the Fund is designed to hold each security in approximately the same proportion as its weighting in the Index. The Adviser cannot guarantee that the Fund’s holdings will mirror the weighting of the Index. The Fund may also invest in Exchange Traded Products (“ETPs”).

Unlike many actively managed investment companies, the Fund does not seek to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Index is designed to capture favorable volatility movements in the equity markets while maintaining equity exposure to preserve positive performance during extended periods of rising markets. The Fund is systematically rebalanced once daily to follow generally the proportions of the Index’s exposure to the S&P 500® Total Return Index, the S&P 500® VIX Short-Term Futures Index, and cash based on the investment model’s assessed volatility in the market and the historic returns of the underlying indexes. The Fund’s exposure to the S&P 500® Total Return Index increases in periods of relatively low market volatility, as determined by the Index, which reflects the investment model and compared to historic levels of market volatility. The Fund’s exposure to the S&P 500® VIX Short-Term Futures Index increases in periods of relatively high volatility. During periods of extremely high volatility in the equity markets, the Fund’s exposure to the S&P 500® VIX Short-Term Futures Index may approach 50%. During periods of extremely low volatility in the equity markets, the Fund’s exposure to the S&P 500® Total Return Index may approach 100%. At times, the Fund may also convert to a full cash position as necessary to remain consistent with the cash position weighting of the Index. The Adviser rebalances the Fund’s assets into a full cash position, as dictated by the Index, which reflects the investment model, based on current levels of market volatility and the historic performance of the market.

Normally, the Fund invests in derivative instruments (such as futures contracts) that provide exposure to equity securities, including volatility in the equity markets, to meet its investment objective. The Fund will also invest in securities with maturities of less than one year or cash equivalents, or it may hold cash pending investment. The Fund manages its cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. The Fund may invest in money market instruments and other short-term instruments, including Treasury bills and other U.S. government securities, bank obligations, and commercial paper. If the Fund holds cash uninvested, the fund will not earn income on the cash.

ABR 50/50 Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Employing a proprietary investment model, the Fund’s adviser, ABR Dynamic Funds, LLC (the “Adviser”), invests the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provide for an allocation among (i) long exposure to CBOE Volatility Index (“VIX Index”) futures and VIX Index exchange-traded products (“ETPs”); (ii) short exposure to VIX Index futures and VIX Index ETPs; (iii) long exposure to S&P 500 Index futures and S&P 500 Index ETPs; (iv) long exposure to long-term U.S. Treasury securities, and (v) cash. For purposes of this policy, ETPs include exchange-traded funds and exchange-traded notes. The Fund’s holdings are rebalanced daily.

When the Fund has long exposure to any combination of VIX Index futures, VIX Index ETPs, S&P 500 Index futures, S&P 500 Index ETPs, and/or long-term U.S. Treasury securities, the Fund will profit if the price of the security or derivative instrument increases. When the Fund has short exposure to VIX Index futures or VIX Index ETPs, it has taken an opposing position to the movement of equity volatility in the market; it gains when the price of VIX Index futures or VIX Index ETPs falls while incurring losses when the price of VIX Index futures or VIX Index ETPs rises. Long and short positions may be directly related to one another or independent from each other.

The Adviser will typically manage the Fund’s assets so that fifty percent (50%) of its net assets are managed in accordance with the Adviser’s proprietary “long” volatility strategy, and the remaining fifty percent (50%) of its net assets are managed in accordance with the Adviser’s proprietary “short” volatility strategy. The actual exposure of the Fund’s assets to these two strategies may deviate from these targets based on market conditions. In addition, the Adviser may implement adjustments to the 50/50 blend under various market conditions with the goal of enhancing returns or mitigating risk. The 50/50 blend will result in significant short volatility exposure at times, which is subject to the risks discussed below.

Volatility and the VIX Index:

Volatility is a statistical measure of the magnitude of changes in security prices without regard to the direction of those changes. Higher volatility generally indicates higher risk, as often reflected by frequent (and sometimes significant) movements up and down in value. Lower volatility generally indicates lower risk because the prices of securities tend not to fluctuate as dramatically. The VIX Index measures the expected volatility of the S&P 500 Index. The S&P 500 Index is a market value-weighted index representing the performance of 500 widely held, publicly traded large capitalization companies.

The Fund does not track the performance of the VIX Index and can be expected to perform differently from the VIX Index.

Long and Short Volatility Strategies:

Long Volatility: The Adviser’s long volatility strategy is model-based and relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Depending on the level of volatility in the market environment, the long volatility model’s allocation to long exposure to S&P 500 Index futures and S&P 500 Index ETPs may reach 100% and the model’s allocation to long exposure to VIX Index futures and VIX Index ETPs may approach 50%, although such maximum allocations will not be reached simultaneously. For example, in low to medium volatility environments, the long volatility model typically targets a larger long exposure to S&P 500 Index futures and S&P 500 Index ETPs and a lesser long exposure to VIX Index futures and VIX Index ETPs. In medium to high volatility environments, the model typically targets a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and a larger long exposure to VIX Index futures and VIX Index ETPs.

Short Volatility: The Adviser’s short volatility strategy is model-based and relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Depending on the level of volatility in the market environment, the short volatility model’s allocation to short exposure to VIX Index futures and VIX Index ETPs may reach 100%; the model’s allocation to U.S. Treasuries may reach 80%; and the model’s allocation to cash may reach 100%, although such maximum allocations will not be reached simultaneously. For example, in low volatility environments, the short volatility model typically targets a larger long exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and VIX Index ETPs. In medium volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and VIX Index ETPs. In high volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and short exposure to VIX Index futures and VIX Index ETPs, with a larger exposure to cash.

The Adviser may consider other factors when implementing its long and short volatility strategies, such as changes to the time period over which the investment model is run, changes to the relative weightings of model exposures, and changes to the choice and weighting of the instruments used to gain such exposures. Such factors may cause the Fund’s holdings to deviate from the models.

50% Long Volatility Strategy / 50% Short Volatility Strategy Approach:

In managing the Fund, the Adviser uses a 50/50 blend of Long and Short Volatility Strategies, based on the Fund’s net assets, in order to seek to capitalize on extended downtrends in the price of VIX Index futures and VIX Index ETPs, while mitigating the effect of sudden price appreciation in VIX Index futures and VIX Index ETPs.

Depending on the level of volatility in the market, the Fund, through its 50/50 approach, will emphasize different portfolio constituents in differing amounts or levels. For example, in low volatility environments, the Adviser’s approach typically creates a larger long exposure to S&P 500 Index futures and S&P 500 Index ETPs and larger exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and VIX Index ETPs. In medium volatility environments, the Adviser’s approach typically creates a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and VIX Index ETPs. In high volatility environments, the approach typically creates a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and lesser long exposure to long-term U.S. Treasuries and a larger long exposure to VIX futures and VIX Index ETPs with a larger exposure to cash.

The Fund is not designed to achieve balance among its long and short volatility exposures; rather, the potential for long volatility exposure inherent in the 50/50 strategy is intended to help mitigate the risks associated with the Fund’s short volatility exposure, which may be significant at times. The Adviser believes that the Fund’s long volatility exposure functions in a way that is complementary to the Fund’s short volatility exposure, in that long volatility exposure, at times when it is present in the Fund, may mitigate the potentially substantial losses that can be associated with short volatility exposure when there is sudden price appreciation in VIX Index futures and VIX Index ETPs.

The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A higher turnover rate will involve correspondingly greater transaction costs, which will be borne directly by the Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

There are risks related to investing in the Fund, as described in greater detail below, and the Fund may not be suitable for all investors. Investors and prospective investors are encouraged to contact an investment professional to discuss investing in the Fund and the role of the Fund in an investor’s overall portfolio.

ABR 75/25 VOLATILITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Employing a proprietary investment model, the Fund’s adviser, ABR Dynamic Funds, LLC (the “Adviser”), invests the Fund’s assets primarily in securities and derivative instruments that, to varying degrees, provide for an allocation among (i) long exposure to CBOE Volatility Index (“VIX Index”) futures and VIX Index exchange-traded products (“ETPs”); (ii) short exposure to VIX Index futures and VIX Index ETPs; (iii) long exposure to S&P 500 Index futures and S&P 500 Index ETPs; (iv) long exposure to long-term U.S. Treasury securities, and (v) cash. For purposes of this policy, ETPs include exchange-traded funds and exchange-traded notes. The Fund’s holdings are rebalanced daily.

When the Fund has long exposure to any combination of VIX Index futures, VIX Index ETPs, S&P 500 Index futures, S&P 500 Index ETPs, and/or long-term U.S. Treasury securities, the Fund will profit if the price of the security or derivative instrument increases. When the Fund has short exposure to VIX Index futures or VIX Index ETPs, it has taken an opposing position to the movement of equity volatility in the market; it gains when the price of VIX Index futures or VIX Index ETPs falls while incurring losses when the price of VIX Index futures or VIX Index ETPs rises. Long and short positions may be directly related to one another or independent from each other.

The Adviser will typically manage the Fund’s assets so that seventy-five percent (75%) of its net assets are managed in accordance with the Adviser’s proprietary “long” volatility strategy, and the remaining twenty-five percent (25%) of its net assets are managed in accordance with the Adviser’s proprietary “short” volatility strategy. The actual exposure of the Fund’s assets to these two strategies may deviate from these targets based on market conditions. In addition, the Adviser may implement adjustments to the 75/25 blend under various market conditions with the goal of enhancing returns or mitigating risk.

Volatility and the VIX Index:

Volatility is a statistical measure of the magnitude of changes in security prices without regard to the direction of those changes. Higher volatility generally indicates higher risk, as often reflected by frequent (and sometimes significant) movements up and down in value. Lower volatility generally indicates lower risk because the prices of securities tend not to fluctuate as dramatically. The VIX Index measures the expected volatility of the S&P 500 Index. The S&P 500 Index is a market value-weighted index representing the performance of 500 widely held, publicly traded large capitalization companies.

The Fund does not track the performance of the VIX Index and can be expected to perform differently from the VIX Index.

Long and Short Volatility Strategies:

Long Volatility: The Adviser’s long volatility strategy is model-based and relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Depending on the level of volatility in the market environment, the long volatility model’s allocation to long exposure to S&P 500 Index futures and S&P 500 Index ETPs may reach 100% and the model’s allocation to long exposure to VIX Index futures and VIX Index ETPs may approach 50%, although such maximum allocations will not be reached simultaneously. For example, in low to medium volatility environments, the long volatility model typically targets a larger long exposure to

S&P 500 Index futures and S&P 500 Index ETPs and a lesser long exposure to VIX Index futures and VIX Index ETPs. In medium to high volatility environments, the model typically targets a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and a larger long exposure to VIX Index futures and VIX Index ETPs.

Short Volatility: The Adviser’s short volatility strategy is model-based and relies, in part, on a comparison of the current VIX Index level to its historical levels to assess the level of volatility in the market environment. Depending on the level of volatility in the market environment, the short volatility model’s allocation to short exposure to VIX Index futures and VIX Index ETPs may reach 100%; the model’s allocation to U.S. Treasuries may reach 80%; and the model’s allocation to cash may reach 100%, although such maximum allocations will not be reached simultaneously. For example, in low volatility environments, the short volatility model typically targets a larger long exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and VIX Index ETPs. In medium volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and VIX Index ETPs. In high volatility environments, the model typically targets a lesser long exposure to long-term U.S. Treasuries and short exposure to VIX Index futures and VIX Index ETPs, with a larger exposure to cash.

The Adviser may consider other factors when implementing its long and short volatility strategies, such as changes to the time period over which the investment model is run, changes to the relative weightings of model exposures, and changes to the choice and weighting of the instruments used to gain such exposures. Such factors may cause the Fund’s holdings to deviate from the models.

75% Long Volatility Strategy plus 25% Short Volatility Strategy Approach:

In managing the Fund, the Adviser uses a 75/25 blend of Long and Short Volatility Strategies, based on the Fund’s net assets, in order to seek to generate favorable long-term risk-adjusted returns, in part, by profiting from price changes involving instruments that track volatility levels.

Depending on the level of volatility in the market, the Fund, through its 75/25 approach, will emphasize different portfolio constituents in differing amounts or levels. For example, in low volatility environments, the Adviser’s approach typically creates a larger long exposure to S&P 500 Index futures and S&P 500 Index ETPs and larger exposure to long-term U.S. Treasuries and a lesser short exposure to VIX Index futures and VIX Index ETPs. In medium volatility environments, the Adviser’s approach typically creates a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and lesser long exposure to long-term U.S. Treasuries and a larger short exposure to VIX Index futures and VIX Index ETPs. In high volatility environments, the approach typically creates a lesser long exposure to S&P 500 Index futures and S&P 500 Index ETPs and lesser long exposure to long-term U.S. Treasuries and a larger long exposure to VIX futures and VIX Index ETPs with a larger exposure to cash.